Employee Benefit Plans (Actual And Target Allocation By Asset Category) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
U.S. Pension Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation 2013, Total	100.00%
Percentage of Plan Assets, Cash and other	100.00%	100.00%
U.S. Pension Plans [Member] | Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation, Equity Securities	30.00%
Target allocation 2013 percentage of securities	40.00%	50.00%
Percentage of Plan Assets, Cash and other	24.00%	27.00%
U.S. Pension Plans [Member] | Fixed Income Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target allocation 2013 percentage of securities	60.00%	50.00%
Target Allocation, Fixed Income	70.00%
Percentage of Plan Assets, Cash and other	76.00%	73.00%
Non-U.S. Pension Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation 2013, Total	100.00%
Percentage of Plan Assets, Cash and other	100.00%	100.00%
Non-U.S. Pension Plans [Member] | Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target allocation 2013 percentage of securities	30.00%
Percentage of Plan Assets, Cash and other	45.00%	30.00%
Non-U.S. Pension Plans [Member] | Fixed Income Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target allocation 2013 percentage of securities	59.00%
Percentage of Plan Assets, Cash and other	44.00%	56.00%
Non-U.S. Pension Plans [Member] | Cash And Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target allocation 2013 percentage of securities	11.00%
Percentage of Plan Assets, Cash and other	11.00%	14.00%
Postretirement Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation 2013, Total	100.00%
Percentage of Plan Assets, Cash and other	100.00%	100.00%
Postretirement Plans [Member] | Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target Allocation, Equity Securities	40.00%
Target allocation 2013 percentage of securities	40.00%
Percentage of Plan Assets, Cash and other	40.00%	52.00%
Postretirement Plans [Member] | Fixed Income Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Target allocation 2013 percentage of securities	60.00%
Target Allocation, Fixed Income	60.00%
Percentage of Plan Assets, Cash and other	60.00%	48.00%